Note 17 - Subsequent Events (Details) - Share-based Compensation, Activity shares in Millions	12 Months Ended
	Dec. 31, 2018 $ / shares shares
Chief Executive Officer [Member]
Note 17 - Subsequent Events (Details) - Share-based Compensation, Activity [Line Items]
Number of securities underlying unexercised options exercisable	500,000	[1]
Number of securities underlying unexercised options un-exercisable	0	[2]
Option Exercise Price | $ / shares	$ 0.001
Option Grant Date	01/01/2017
Option Expiration Date	Jan. 01, 2021
Director [Member]
Note 17 - Subsequent Events (Details) - Share-based Compensation, Activity [Line Items]
Number of securities underlying unexercised options exercisable	500,000	[1]
Number of securities underlying unexercised options un-exercisable	0	[2]
Option Exercise Price | $ / shares	$ 0.001
Option Grant Date	01/012017
Option Expiration Date	Jan. 01, 2021

[1]	No Equity Awards were issued during the year ended December 31, 2018.
[2]	All options vest 20% per year beginning on the first anniversary of their grant date.